UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2009

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2009

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 96.76%

COMMON STOCKS 96.00%

Aerospace 0.84%

Raytheon Co.	728,600	$34,208
United Technologies Corp.	879,900	47,928

Total		82,136

Air Transportation 1.64%
Delta Air Lines, Inc.*	23,205,108	160,811

Asset Management & Custodian 4.01%

Franklin Resources, Inc.	1,158,637	102,748
State Street Corp.	3,035,552	152,688
T. Rowe Price Group, Inc.	2,936,353	137,157

Total		392,593

Automobiles 1.19%

Ford Motor Co.*	14,559,854	116,479

Banks: Diversified 9.68%

Bank of America Corp.	18,310,670	270,815
BB&T Corp.	2,086,649	47,743
Comerica, Inc.	707,755	16,873
M&T Bank Corp.	1,929,892	112,551
PNC Financial Services Group, Inc. (The)	3,232,179	118,492
SunTrust Banks, Inc.	696,304	13,578
Wells Fargo & Co.	15,049,212	368,104

Total		948,156

Beverage: Soft Drinks 0.16%

Coca-Cola Enterprises, Inc.	811,274	15,244

Biotechnology 1.76%

Amgen, Inc.*	2,773,528	172,819

Cable Television Services 0.63%

Comcast Corp. Class A	3,308,304	49,161
Time Warner Cable, Inc.	388,994	12,860

Total		62,021

Chemical: Diversified 1.57%

Dow Chemical Co. (The)	4,656,555	98,579
Praxair, Inc.	702,878	54,951

Total		153,530

Communications Technology 0.30%

Cisco Systems, Inc.*	1,326,260	29,191

Computer Services, Software & Systems 1.99%

Adobe Systems, Inc.*	1,886,400	61,157
Oracle Corp.	6,025,868	133,352

Total		194,509

Computer Technology 1.47%

EMC Corp.*	3,903,000	58,779
Hewlett-Packard Co.	1,975,145	85,524

Total		144,303

Consumer Services: Miscellaneous 0.15%

Western Union Co. (The)	869,067	15,191

Cosmetics 0.18%

Avon Products, Inc.	531,600	17,213

Diversified Financial Services 11.18%

Bank of New York Mellon Corp. (The)	6,394,225	174,818
Goldman Sachs Group, Inc. (The)	1,856,175	303,113
JPMorgan Chase & Co.	11,361,120	439,107
Morgan Stanley	6,254,488	178,253

Total		1,095,291

Diversified Manufacturing Operations 3.38%

Eaton Corp.	3,643,080	189,149
General Electric Co.	7,606,700	101,930
Honeywell International, Inc.	1,143,800	39,690

Total		330,769

Diversified Media 0.42%

Time Warner, Inc.	1,549,716	41,315

Diversified Retail 9.20%

Best Buy Co., Inc.	3,963,438	148,114
Gap, Inc. (The)	702,400	11,463
Home Depot, Inc. (The)	7,668,963	198,933
HSN, Inc.*(a)	3,087,527	31,277
IAC/InterActiveCorp.*	1,118,398	20,590
J.C. Penney Co., Inc.	2,408,113	72,605
Kohl’s Corp.*	3,297,586	160,098
Lowe’s Cos., Inc.	431,600	9,694
Target Corp.	5,689,886	248,193

Total		900,967

Drug & Grocery Store Chains 0.83%

Kroger Co. (The)	3,786,911	80,964

Electronic Components 0.13%

Corning, Inc.	777,500	13,218

Electronic Entertainment 0.14%

Activision Blizzard, Inc.*	1,204,200	13,788

Entertainment 0.29%

Viacom, Inc. Class B*	1,211,300	28,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2009

Investments	Shares	Value (000)
Fertilizers 0.55%

Potash Corp. of Saskatchewan, Inc. (Canada)(b)	578,800	$53,834

Financial Data & Systems 0.63%

Moody’s Corp.	2,591,994	61,534

Foods 1.94%

Kraft Foods, Inc. Class A	6,706,734	190,069

Fruit & Grain Processing 0.99%

Archer Daniels Midland Co.	3,235,108	97,441

Gas Pipeline 0.39%

El Paso Corp.	3,838,755	38,618

Gold 0.48%

Barrick Gold Corp. (Canada)(b)	1,336,200	46,633

Healthcare Management Services 1.17%

UnitedHealth Group, Inc.	3,077,896	86,366
WellPoint, Inc.*	537,200	28,278

Total		114,644

Homebuilding 0.62%

Pulte Homes, Inc.	5,314,543	60,426

Hotel/Motel 0.79%

Marriott International, Inc. Class A	3,596,398	77,466

Insurance: Life 0.50%

Prudential Financial, Inc.	1,116,600	49,432

Insurance: Multi-Line 1.42%

Aon Corp.	1,693,518	66,809
MetLife, Inc.	2,145,157	72,828

Total		139,637

Leisure Time 1.23%

Carnival Corp. Unit	4,293,107	120,164

Machinery: Construction & Handling 0.93%

Caterpillar, Inc.	2,065,307	90,997

Machinery: Industrial 0.06%

Joy Global, Inc.	165,945	6,170

Medical & Dental Instruments & Supplies 2.06%

Boston Scientific Corp.*	10,581,108	113,641
Covidien plc (Ireland)(b)	2,345,054	88,666

Total		202,307

Oil: Crude Producers 3.52%

Devon Energy Corp.	804,900	46,757
EOG Resources, Inc.	896,302	66,353
Occidental Petroleum Corp.	1,778,884	126,906
Range Resources Corp.	428,200	19,873
XTO Energy, Inc.	2,110,588	84,909

Total		344,798

Oil: Integrated 8.18%

Chevron Corp.	3,242,132	225,231
ConocoPhillips	1,558,300	68,113
EnCana Corp. (Canada)(b)	390,700	20,961
Exxon Mobil Corp.	3,658,292	257,507
Hess Corp.	3,310,629	182,747
Suncor Energy, Inc. (Canada)(b)	1,451,800	47,154

Total		801,713

Oil Well Equipment & Services 4.43%

Cameron International Corp.*	617,700	19,291
Halliburton Co.	5,490,871	121,293
Schlumberger Ltd.	4,548,623	243,351
Smith International, Inc.	2,000,390	50,270

Total		434,205

Personal Care 1.13%

Colgate-Palmolive Co.	348,400	25,238
Procter & Gamble Co. (The)	1,537,600	85,352

Total		110,590

Pharmaceuticals 4.35%

Abbott Laboratories	2,389,414	107,500
Bristol-Myers Squibb Co.	91,300	1,985
Johnson & Johnson	960,000	58,454
Pfizer, Inc.	4,696,900	74,822
Teva Pharmaceutical Industries Ltd. ADR	3,434,334	183,187

Total		425,948

Railroads 0.77%

Canadian National Railway Co. (Canada)(b)	1,542,100	75,224

Rental & Leasing Services: Consumer 1.18%

Hertz Global Holdings, Inc.*	12,260,459	115,739

Scientific Instruments: Control & Filter 0.55%

Parker Hannifin Corp.	1,210,264	53,590

Semiconductors & Components 1.37%

Intel Corp.	4,715,000	90,764
Micron Technology, Inc.*	3,069,900	19,617
Texas Instruments, Inc.	1,007,100	24,221

Total		134,602

Steel 0.29%

Nucor Corp.	632,720	28,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2009

Investments	Shares	Value (000)
Textiles Apparel & Shoes 0.69%

J. Crew Group, Inc.*	2,409,586	$67,854

Tobacco 0.24%

Altria Group, Inc.	1,334,449	23,393

Utilities: Electrical 0.97%

Duke Energy Corp.	1,908,500	29,544
FPL Group, Inc.	409,600	23,212
Southern Co.	1,340,100	42,079

Total		94,835

Utilities: Telecommunications 3.43%

AT&T, Inc.	7,442,949	195,228
Sprint Nextel Corp.*	6,952,897	27,812
Verizon Communications, Inc.	3,521,800	112,944

Total		335,984

Total Common Stocks (cost $9,754,019,611)		9,404,546

LIMITED LIABILITY COMPANY 0.76%

Asset Management & Custodian

Oaktree Capital Management, LLC† (cost $136,400,000)	3,100,000	74,400

Total Long-Term Investments (cost $9,890,419,611)		9,478,946

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.28%

Repurchase Agreement

Repurchase Agreement dated 7/31/2009, 0.01% due 8/3/2009 with State Street Bank & Trust Co. collateralized by $6,385,000 of U.S. Treasury Bill at 0.345% due 12/10/2009 and $321,850,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $327,940,866; proceeds: $321,509,437 (cost $321,509,169)	$321,509	321,509

Total Investments in Securities 100.04% (cost $10,211,928,780)		9,800,455

Liabilities in Excess of Other Assets (0.04%)		(4,346)

Net Assets 100.00%		$9,796,109

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)	Fair Value Measurements-The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Investment Type	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$9,404,546	$—	$9,404,546
Limited Liability Company	—	74,400	74,400
Repurchase Agreement	—	321,509	321,509

Total	$9,404,546	$395,909	$9,800,455

3.	FEDERAL TAX INFORMATION

As of July 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$10,263,091,392

Gross unrealized gain	639,271,519
Gross unrealized loss	(1,101,907,516)

Net unrealized security loss	$(462,635,997)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales and certain securities.

4.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended July 31, 2009:

Affiliated Issuer	Balance of Shares Held at 10/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2009	Value at 7/31/2009	Net Realized Gain (Loss) 11/1/2008 to 7/31/2009 (a)
Hertz Global Holdings, Inc.(b)	23,431,245	1,911,415	(13,082,201)	12,260,459	$—	$(9,953,305)
HSN, Inc.	4,781,158	399,700	(2,093,331)	3,087,527	31,276,649	(15,218,365)
IAC/InterActiveCorp.(b)	7,523,191	1,931,700	(8,336,493)	1,118,398	—	1,513,114
J. Crew Group, Inc.(b)	5,755,359	—	(3,345,773)	2,409,586	—	(48,466,254)
Total					$31,276,649	$(72,124,810)

(a)	Represents realized gains (losses) earned only when the issuer was an affiliate of the Fund.
(b)	No longer an affiliated issuer as of July 31, 2009.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: September 24, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: September 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: September 24, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: September 24, 2009